Fair value of assets and liabilities	12 Months Ended
Dec. 31, 2020
Fair value of assets and liabilities [abstract]
Fair value of assets and liabilities

38 Fair value of assets and liabilities

a) Valuation Methods

The estimated fair values represent the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. It is a market-based measurement, which is based on assumptions that market participants would use and takes into account the characteristics of the asset or liability that market participants would take into account when pricing the asset or liability.

Fair values of financial assets and liabilities are based on quoted prices in active market where available. When such quoted prices are not available, the fair value is determined by using valuation techniques. The fair value hierarchy consists of three levels, depending upon whether fair values were determined based on (unadjusted) quoted prices in an active market (Level 1), valuation techniques with observable inputs (Level 2) or valuation techniques that incorporate inputs which are unobservable and which have a more than insignificant impact on the fair value of the instrument (Level 3).

The Covid-19 pandemic impacted the global financial markets in 2020. In the beginning of 2020, ING observed large volatility in the market resulting in widened spreads, markets distortion and illiquidity in some specific markets which has stressed ING’s valuation processes and movements in level classifications. The volatility in the market has stabilised in the course of 2020 and has largely returned to pre-pandemic levels. In 2020, Financial Assets and Liabilities, including Level 3, continued to be valued using agreed methodologies and ING continued to limit the unobservable input to arrive at the most appropriate Fair Market value.

b) Valuation Control framework

The valuation control framework covers the product approval process (PARP), pricing, independent price verification (IPV), valuation adjustments including prudent valuation, and model use. Valuation processes are governed by various governance bodies, including Local Parameter Committees (LPC), Global Price Testing and Impairment Committee (GP&IC), Market Data Committee (MDC), Trading Pricing Model Committee (TPMC) and Model Risk Management Committee (MRMC). All relevant committees meet on a regular basis (monthly/quarterly), where agenda covers the aforementioned valuation controls.

The Global Price Testing and Impairment Committee is responsible for the oversight and the approval of the outcome of impairments (other than loan loss provisions) and valuation processes. It oversees the quality and coherence of valuation methodologies and performance. The TMPC is responsible for the approval of validating pricing and fair value models. The MRMC is responsible for the approval of the validated prudent valuation adjustment models and the Local Parameter Committee monitor the appropriateness of (quoted) pricing, any other relevant market info, as well as the appropriateness of pricing models themselves related to the fair valued positions to which they are applied. The LPC executes valuation methodology and processes at a local level. The Market Data Committee approves and reviews all pricing inputs for the calculation of market parameters.

Financial instruments measured by internal models where one or more unobservable market inputs are significant for valuation, a difference between the transaction price and the theoretical price resulting from the internal model can occur. ING defers the Day One profit and loss relating to financial instruments reported with significant unobservable valuation parameters, including positions classified as Level 3 in the Fair Value Hierarchy and trades related to CVA with material unobservable input but not necessarily classified as Level 3 in the Fair Value Hierarchy. The Day One profit and loss is amortised over the life of the instrument or until the observability changes. The impact on the profit and loss per year end 2020 is deemed to be immaterial. No Day one Profit and loss has been reserved for prior years. The Day one Profit and loss reserve is expected to grow over the coming years when new trades requiring a Day one Profit are reported.

c) Valuation Adjustments

Valuation adjustments are an integral part of the fair value. They are included as part of the fair value to provide better estimation of market exit value on measurement date. ING considers various valuation adjustments to arrive at the fair value including Bid-Offer adjustments, Model Risk adjustments, Credit Valuation Adjustments (CVA), Debt valuation Adjustments (DVA), including DVA on derivatives and own issued liabilities and Collateral Valuation Adjustment (CollVA) and Funding Valuation Adjustment (FVA)'.

The following table presents the models reserves for financial assets and liabilities:

Valuation adjustment on financial assets and liabilities
as at 31 December	2020	2019
Bid/Offer	-121	-140
Model Risk	-25	-214
CVA	-238	-223
DVA	-124	-118
CollVA	-16	-23
FVA	-111	-76
Total Valuation Adjustments	-634	-794

Bid-Offer Adjustment

Bid-Offer adjustments are required to adjust mid-market values to appropriate bid or offer value in order to best represent the exit value, and therefore fair value. It is applicable to financial assets and liabilities that are valued at mid-price initially. In practice this adjustment accounts for the difference in valuation from mid to bid and mid to offer for long and short exposures respectively. In principle assets are valued at the bid prices and liabilities are valued at the offer price. For certain assets or liabilities, where a market quoted price is not available, the price used is the fair value that is most representative within the bid-offer spread.

Model Risk Adjustment

Model risk adjustments addresses the risk of possible financial losses resulting from the use of a mis-specified, misapplied, or incorrect implementation of a model.

Credit Valuation Adjustment (CVA)

Credit Valuation Adjustment (CVA) is the adjustment on the fair value of a derivative trade to account for the possibility that a counterparty can go into default. In other words, it is the market value of counterparty credit risk. On the contrary, Debit Valuation Adjustment (DVA) reflects the credit risk of ING for its counterparty. CVA and DVA combinedly are regarded as the Bilateral Valuation Adjustment (BVA). The calculation of CVA is based on the estimation of the expected exposure, the counterparties’ risk of default, and taking into account the collateral agreements as well as netting agreements. The counterparties’ risk of default is measured by probability of default and expected loss given default, which is based on market information including credit default swap (CDS) spread. Where counterparty CDS spreads are not available, relevant proxy spreads are used. Additionally, wrong-way risk (when exposure to a counterparty is increasing and the credit quality of that counterparty deteriorates) and right-way risk (when exposure to a counterparty is increasing and the credit quality of that counterparty improves) are included in the adjustment

Debit Valuation Adjustment (DVA)

ING recognises two types of Debit Valuation Adjustments, namely DVA on derivatives, as aforementioned and DVA on own issued financial liabilities. The application of DVA on own issued financial liabilities are measured at fair value through profit or loss, if the credit risk component has not been included in the prices. In this DVA calculation, the default probability of the institution are estimated based on the ING Funding spread.

Collateral Valuation Adjustment (CollVA)

Collateral Valuation Adjustment is a derivative valuation adjustment capturing specific features of CSA (Credit Support Annex) with a counterparty that the regular valuation framework does not capture. Non-standard CSA features may include deviations in relation to the currency in which ING posts or receives collateral, deviations in remuneration rate on collateral which may pay lower or higher rate than overnight rate or even no interest at all. Other deviations can be posting securities rather than cash as collateral.

Funding Valuation Adjustment (FVA)

ING applies an additional ‘Funding Valuation Adjustment’ (FVA) to address the funding costs associated with the collateral funding asymmetry on uncollateralized or partially collateralized derivatives in the portfolio. This adjustment is based on the expected exposure profiles of the uncollateralized or partially collateralized OTC derivatives and market-based funding spreads.

d) Fair value hierarchy

ING Group has categorised its financial instruments that are either measured in the statement of financial position at fair value or of which the fair value is disclosed, into a three level hierarchy based on the observability of the valuation inputs from (unadjusted) quoted prices. Highest priority is retained to (unadjusted) quoted prices in active markets for identical assets or liabilities and the lowest priority to valuation techniques supported by unobservable inputs.

Transfers into and transfers out of fair value hierarchy levels are made on a quarterly basis at the end of the reporting period.

Level 1 – (Unadjusted) quoted prices in active markets

This category includes financial instruments whose fair value is determined directly by reference to (unadjusted) quoted prices in an active market. A financial instrument is regarded as quoted in an active market if quoted prices are readily and regularly available from an exchange, dealer markets, brokered markets, or principal to principal markets. Those prices represent actual and regularly occurring market transactions with sufficient frequency and volume to provide pricing information on an ongoing basis. Transfers out of Level 1 into Level 2 or Level 3 occur when ING Group establishes that markets are no longer active and therefore (unadjusted) quoted prices no longer provide reliable pricing information.

Level 2 – Valuation technique supported by observable inputs

This category includes financial instruments whose fair value is based on market observables other than (unadjusted) quoted prices. The fair value for financial instruments in this category can be determined by reference to quoted prices for similar instruments in active markets, but for which the prices are modified based on other market observable external data or reference to quoted prices for identical or similar instruments in markets that are not active. These prices can be obtained from a third party pricing service. ING analyses how the prices are derived and determines whether the prices are liquid tradable prices or model based consensus prices taking various data as inputs.

For financial instruments that do not have a reference price available, fair value is determined using a valuation technique (e.g. a model), where inputs in the model are taken from an active market or are observable, such as interest rates and yield curves observable at commonly quoted intervals, implied volatilities, and credit spreads.

Instruments, where inputs are unobservable are classified in this category, provided that the impact of those unobservable inputs on the overall valuation is insignificant. The notion of significant is particularly relevant for the distinction between Level 2 and Level 3 assets and liabilities. ING Group has chosen to align the definition of significance with the 90% confidence range as captured in the prudent value definition by EBA where possible. The same 90% confidence range is applied to model uncertainty. If the combined change in asset value resulting from the shift of the unobservable parameters and the model uncertainty exceeds the threshold, the asset is classified as Level 3. A value change below the threshold results in a Level 2 classification.

Level 3 – Valuation technique supported by unobservable inputs

This category includes financial instruments whose fair value is determined using a valuation technique (e.g. a model), for a significant part of the overall valuation is unobservable, or is determined by reference to price quotes where the market is considered inactive. Unobservable inputs are inputs which are based on the Group’s own assumptions about the factors that market participants would use in pricing an asset or liability, developed based on the best information available in the market. Unobservable inputs may include volatility, correlation, spreads to discount rates, default rates and recovery rates, prepayment rates, and certain credit spreads. Transfers into and transfers out of fair value hierarchy levels are made on a quarterly basis.

Financial instruments at fair value

The fair values of the financial instruments were determined as follows:

Methods applied in determining fair values of financial assets and liabilities (carried at fair value)
	Level 1		Level 2		Level 3		Total
	2020	2019	2020	2019	2020	2019	2020	2019
Financial Assets
Financial assets at fair value through profit or loss
- Equity securities	7,897	8,508	2	2	138	148	8,037	8,657
- Debt securities	3,378	4,963	4,867	3,441	1,269	919	9,514	9,323
- Derivatives	1		30,623	23,797	197	154	30,821	23,951
- Loans and receivables		-0	53,733	52,668	1,265	1,588	54,998	54,256
	11,276	13,471	89,225	79,909	2,870	2,807	103,370	96,187
Financial assets at fair value through other comprehensive income
- Equity securities	1,687	2,024			176	281	1,862	2,306
- Debt securities	31,592	30,141	1,385	343			32,977	30,483
- Loans and receivables					1,056	1,680	1,056	1,680
	33,279	32,165	1,385	343	1,231	1,961	35,895	34,468
Financial liabilities
Financial liabilities at fair value through profit or loss
– Debt securities	1,124	1,081	5,231	7,034	180	184	6,534	8,299
– Deposits	1		48,111	44,707	2		48,114	44,707
– Trading securities	699	1,388	70	7	0	-0	768	1,395
– Derivatives	55	58	27,094	23,176	217	305	27,365	23,540
	1,879	2,527	80,505	74,924	398	490	82,781	77,942

The following methods and assumptions were used by ING Group to estimate the fair value of the financial instruments:

Equity securities

Instrument description: Equity securities include stocks and shares, corporate investments and private equity investments.

Valuation: If available, the fair values of publicly traded equity securities and private equity securities are based on quoted market prices. In absence of active markets, fair values are estimated by analysing the investee’s financial position, result, risk profile, prospect, price, earnings comparisons and revenue multiples. Additionally, reference is made to valuations of peer entities where quoted prices in active markets are available. For equity securities best market practice will be applied using the most relevant valuation method. All non-listed equity investments, including investments in private equity funds, are subject to a standard review framework which ensures that valuations reflect the fair values.

Fair value hierarchy: The majority of equity securities are publicly traded and quoted prices are readily and regularly available. Hence, these securities are classified as Level 1. Equity securities which are not traded in active markets mainly include corporate investments, fund investments and other equity securities and are classified as Level 3.

Debt securities

Instrument description: Debt securities include government bonds, financial institutions bonds and Asset-backed securities (ABS).

Valuation: Where available, fair values for debt securities are generally based on quoted market prices. Quoted market prices are obtained from an exchange market, dealer, broker, industry group, pricing service, or regulatory service. The quoted prices from non-exchange sources are reviewed on their tradability of market prices. If quoted prices in an active market are not available, fair value is based on an analysis of available market inputs, which includes consensus prices obtained from one or more pricing services. Furthermore, fair values are determined by valuation techniques discounting expected future cash flows using a market interest rate curves, referenced credit spreads, maturity of the investment, and estimated prepayment rates where applicable.

Fair value hierarchy: Government bonds and financial institutions bonds are generally traded in active markets, where quoted prices are readily and regularly available and are hence, classified as Level 1. The remaining positions are classified as Level 2 or Level 3. Asset backed securities for which no active market is available and a wide discrepancy in quoted prices exists, are classified as Level 3.

Derivatives

Instrument description: Derivatives contracts can either be exchange-traded or over the counter (OTC). Derivatives include interest rate derivatives, FX derivatives, Credit derivatives, Equity derivatives and commodity derivatives.

Valuation: The fair value of exchange-traded derivatives is determined using quoted market prices in an active market and are classified as Level 1 of the fair value hierarchy. For instruments that are not actively traded, fair values are estimated based on valuation techniques. OTC derivatives and derivatives trading in an inactive market are valued using valuation techniques. The valuation techniques and inputs depend on the type of derivatives and the nature of the underlying instruments. The principal techniques used to value these instruments are based on (amongst others) discounted cash flows option pricing models and Monte Carlo simulations. These valuation models calculate the present value of expected future cash flows, based on ‘no-arbitrage’ principles. The models are commonly used in the financial industry and inputs to the validation models are determined from observable market data where possible. Certain inputs may not be observable in the market, but can be determined from observable prices via valuation model calibration procedures. These inputs include prices available from exchanges, dealers, brokers or providers of pricing, yield curves, credit spreads, default rates, recovery rates, dividend rates, volatility of underlying interest rates, equity prices, and foreign currency exchange rates and reference is made to quoted prices, recently executed trades, independent market quotes and consensus data, where available.

For uncollateralised OTC derivatives, ING applies Credit Valuation Adjustment to correctly reflect the counterparty credit risk in the valuation. See section DVA/BVA in section b) Valuation Adjustments for more details regarding the calculation.

Fair value hierarchy: The majority of the derivatives are classified as Level 2. Derivatives for which the input cannot be implied from observable market data are classified as Level 3.

Loans and receivables

Instrument description: Loans and receivables are non-derivative financial assets with fixed or determinable payments that are not quoted in an active market. Loans and receivables carried at fair value includes trading loans, being securities lending and similar agreement comparable to collateralised lending, syndicated loans, loans expected to be sold and receivables with regards to reverse repurchase transactions.

Valuation: The fair value of loans and receivables are generally based on quoted market prices. The fair value of other loans is estimated by discounting expected future cash flows using a discount rate that reflects credit risk, liquidity, and other current market conditions. The fair value of mortgage loans is estimated by taking into account prepayment behaviour.

Fair value hierarchy: Loans and receivables are predominantly classified as Level 2. Loans and receivables for which current market information about similar assets to use as observable, corroborated data for all significant inputs into a valuation model is not available are classified as Level 3 and are expected to be sold as Level 3.

Financial liabilities at fair value through profit and loss

Instrument description: Financial liabilities at fair value through profit and loss include debt securities, debt instruments, primarily comprised of structured notes, which are held at fair value under the fair value option. Besides that, it includes derivative contracts and repurchase agreements.

Valuation: The fair values of securities in the trading portfolio and other liabilities at fair value through profit or loss are based on quoted market prices, where available. For those securities not actively traded, fair values are estimated based on internal discounted cash flow valuation techniques using interest rates and credit spreads that apply to similar instruments.

Fair value hierarchy: The majority of the derivatives are classified as Level 2. Derivatives for which the input cannot be derived from observable market data are classified as Level 3.

e) Transfers between Level 1 and 2

No significant transfers between Level 1 and 2 and no significant changes in the valuation techniques were recorded in the reporting period 2020.

f) Level 3: Valuation techniques and inputs used

Financial assets and liabilities in Level 3 include both assets and liabilities for which the fair value was determined using (i) valuation techniques that incorporate unobservable inputs as well as (ii) quoted prices which have been adjusted to reflect that the market was not actively trading at or around the balance sheet date. Unobservable inputs are inputs which are based on ING’s own assumptions about the factors that market participants would use in pricing an asset or liability, developed based on the best information available in the circumstances. Unobservable inputs may include volatility, correlation, spreads to discount rates, default rates and recovery rates, prepayment rates, and certain credit spreads. Valuation techniques that incorporate unobservable inputs are sensitive to the inputs used.

Of the total amount of financial assets classified as Level 3 as at 31 December 2020 of EUR 4.1 billion (31 December 2019: EUR 4.8 billion), an amount of EUR 2.1 billion ( 52.3%) (31 December 2019: EUR 2.5 billion, being 52.6%) is based on unadjusted quoted prices in inactive markets. As ING does not generally adjust quoted prices using its own inputs, there is no significant sensitivity to ING’s own unobservable inputs.

Furthermore, Level 3 financial assets includes approximately EUR 0.9 billion (31 December 2019: EUR 1.3 billion) which relates to financial assets that are part of structures that are designed to be fully neutral in terms of market risk. Such structures include various financial assets and liabilities for which the overall sensitivity to market risk is insignificant. Whereas the fair value of individual components of these structures may be determined using different techniques and the fair value of each of the components of these structures may be sensitive to unobservable inputs, the overall sensitivity is by design not significant.

The remaining EUR 1.1 billion (31 December 2019: EUR 1.0 billion) of the fair value classified in Level 3 financial assets is established using valuation techniques that incorporates certain inputs that are unobservable.

Of the total amount of financial liabilities classified as Level 3 as at 31 December 2020 of EUR 0.4 billion (31 December 2019: EUR 0.5 billion), an amount of EUR 0.1 billion (34.6%) (31 December 2019: EUR 0.2 billion, being 39.3%) is based on unadjusted quoted prices in inactive markets. As ING does not generally adjust quoted prices using its own inputs, there is no significant sensitivity to ING’s own unobservable inputs.

Furthermore, Level 3 financial liabilities includes approximately EUR 0.1 billion (31 December 2019: EUR 0.1 billion) which relates to financial liabilities that are part of structures that are designed to be fully neutral in terms of market risk. As explained above, the fair value of each of the components of these structures may be sensitive to unobservable inputs, but the overall sensitivity is by design not significant.

The remaining EUR 0.2 billion (31 December 2019: EUR 0.2 billion) of the fair value classified in Level 3 financial liabilities is established using valuation techniques that incorporates certain inputs that are unobservable.

The table below provides a summary of the valuation techniques, key unobservable inputs and the lower and upper range of such unobservable inputs, by type of Level 3 asset/liability. The lower and upper range mentioned in the overview represent the lowest and highest variance of the respective valuation input as actually used in the valuation of the different financial instruments. Amounts and percentages stated are unweighted. The range can vary from period to period subject to market movements and change in Level 3 position. Lower and upper bounds reflect the variability of Level 3 positions and their underlying valuation inputs in the portfolio, but do not adequately reflect their level of valuation uncertainty. For valuation uncertainty assessment, reference is made to section Sensitivity analysis of unobservable inputs (Level 3).

Valuation techniques and range of unobservable inputs (Level 3)
	Assets		Liabilities		Valuation techniques	Significant unobservable inputs	Lower range		Upper range
	2020	2019	2020	2019			2020	2019	2020	2019
At fair value through profit or loss
Debt securities	1,269	919			Price based	Price (%)	0%	0%	107%	121%
Equity securities	137	146	1	1	Price based	Price	0	0	5,475	5,475
Loans and advances	1,090	1,577	2		Price based	Price (%)	0%	0%	101%	104%
					Present value techniques	Credit spread (bps)	0	1	250	250
(Reverse) repo's	176	3		1	Present value techniques	Interest rate (%)	3%	4%	4%	4%
Structured notes			180	184	Price based	Price (%)	74%	83%	109%	124%
					Option pricing model	Equity volatility (%)	14%	13%	25%	20%
						Equity/Equity correlation	0.6	0.6	0.9	0.8
						Equity/FX correlation	-0.7	-0.5	0.3	0.3
						Dividend yield (%)	0%	2%	5%	4%
Derivatives
– Rates	2	13	38	68	Option pricing model	Interest rate volatility (bps)	12	17	70	137
					Present value techniques	Reset spread (%)	2%	2%	2%	2%
– FX		1			Option pricing model	FX volatility (bps)	6	5	10	8
– Credit	168	102	154	183	Present value techniques	Credit spread (bps)	2	2	1,403	11,054
						Jump rate (%)	n/a	12%	n/a	12%
					Price based	Price (%)	99%	n/a	107%	n/a
– Equity	24	42	20	50	Option pricing model	Equity volatility (%)	5%	4%	64%	84%
						Equity/Equity correlation	0.5	n/a	0.9	n/a
						Equity/FX correlation	-0.6	-0.6	0.1	0.6
						Dividend yield (%)	0%	0%	34%	13%
					Price based	Price (%)	3%	n/a	3%	n/a
– Other	3	3	3	3	Option pricing model	Commodity volatility (%)	18%	11%	55%	53%
						Com/Com correlation	n/a	0.3	n/a	0.9
						Com/FX correlation	-0.5	-0.5	-0.3	-0.3
At fair value through other comprehensive income
– Loans and advances	1,056	1,680			Present value techniques	Prepayment rate (%)	9%	6%	9%	6%
					Price based	Price (%)	99%	n/a	99%	n/a
– Equity	176	282			Present value techniques	Credit spread (bps)	2	n/a	2	n/a
						Interest rate (%)	3%	3%	3%	3%
					Price based	Price	n/a	1	n/a	187
						Other	63	n/a	80	n/a
Total	4,101	4,768	398	490

Price

For securities where market prices are not available fair value is measured by comparison with observable pricing data from similar instruments. Prices of 0% are distressed to the point that no recovery is expected, while prices significantly in excess of 100% or par are expected to pay a yield above current market rates.

Credit spreads

Credit spread is the premium above a benchmark interest rate, typically LIBOR or relevant Treasury instrument, required by the market participant to accept a lower credit quality. Higher credit spreads indicate lower credit quality and a lower value of an asset.

Volatility

Volatility is a measure for variation of the price of a financial instrument or other valuation input over time. Volatility is one of the key inputs in option pricing models. Typically, the higher the volatility, the higher value of the option. Volatility varies by the underlying reference (equity, commodity, foreign currency and interest rates), by strike, and maturity of the option. The minimum level of volatility is 0% and there is no theoretical maximum.

Correlation

Correlation is a measure of dependence between two underlying references which is relevant for valuing derivatives and other instruments having more than one underlying reference. High positive correlation (close to 1) indicates strong positive (statistical) relationship, where underliers move, everything else equal, move into the same direction. The same holds for a high negative correlation.

Reset spread

Reset spreads are key inputs to mortgage linked prepayment swaps valuation. Reset spread is the future spread at which mortgages will re-price at interest rate reset dates.

Inflation rate

Inflation rate is a key input to inflation linked instruments. Inflation linked instruments protect against price inflation and are denominated and indexed to investment units. Interest payments would be based on the inflation index and nominal rate in order to receive/pay the real rate of return. A rise in nominal coupon payments is a result of an increase in inflation expectations, real rates, or both. As markets for these inflation linked derivatives are illiquid, the valuation parameters become unobservable.

Dividend yield

Dividend yield is an important input for equity option pricing models showing how much dividends a company is expected to pay out each year relative to its share price. Dividend yields are generally expressed as an annualised percentage of share price.

Jump rate

Jump rates simulate abrupt changes in valuation models. The rate is an added component to the discount rate in the model to include default risks.

Prepayment rate

Prepayment rate is a key input to mortgage and loan valuation. Prepayment rate is the estimated rate at which mortgage borrowers will repay their mortgages early, e.g. 5% per year. Prepayment rate and reset spread are key inputs to mortgage linked prepayment swaps valuation

Level 3: Changes during the period

Changes in Level 3 Financial assets
	Trading assets		Non-tradingderivatives		Financial assets mandatorily at FVPL		Financial assetsdesignated at FVPL		Financial assetsat FVOCI		Total

	2020	2019	2020	2019	2020	2019	2020	2019	2020	2019	2020	2019
Opening balance	174	494	8	27	1,381	1,042	1,244	1,075	1,961	2,749	4,768	5,387
Realised gain/loss recognised in the statement of profit or loss during the period [1]	–61	40	–1	–21	–104	–63	–198	–6	–19	–15	–383	–66
Revaluation recognised in other comprehensive income during the period [2]									–46	155	–46	155
Purchase of assets	453	28	3	0	1,180	1,494	212	360	39	11	1,887	1,893
Sale of assets	–73	–53	–8	–3	–973	–832	–270	–212	–419	–680	–1,743	–1,780
Maturity/settlement	–39	–11	–1		–83	–461	–57	–35	–175	–212	–354	–719
Reclassifications		–279			330	279			-105	3	224	4
Transfers into Level 3	517	26		4	6	9	1	63	–1		523	103
Transfers out of Level 3	–90	–72	0		–528	–88	–138			–53	–755	–214
Exchange rate differences		1			-24	–1			–4	1	–27	1
Changes in the composition of the group and other changes					5	2			1	1	6	3
Closing balance	882	174	1	8	1,191	1,381	796	1,244	1,231	1,961	4,101	4,768

1 Net gains/losses were recorded as ‘Valuation results and net trading income’ in the statement of profit or loss. The total amounts includes EUR 312 million (2019: EUR 43 million) of unrealised gains and losses recognised in the statement of profit or loss.

2 Revaluation recognised in other comprehensive income is included on the line ‘Net change in fair value of debt instruments at fair value through other comprehensive income’.

In 2020, the transfer into Level 3 assets is mainly driven by debt securities that are part of a structure transferred into level 3 due to market illiquidity which decreased observability for an input.

Transfers out of Level 3 is mainly related to debt obligations due to the valuation no longer being significantly impacted by unobservable inputs.

In 2020, reclassification relate to a re-review of the general terms of a portfolio of securitization loans, the underlying pools of assets are exposed to residual value risk. Consequently, the portfolio of EUR 0.3 billion, which is classified at Level 3, was incorrectly measured at amortised cost and therefore reclassified to mandatorily fair value through profit or loss. Furthermore, it relates to ING’s investment in Visa preference series C shares, reference is made to Note 5 ‘Financial assets at fair value through other comprehensive income’.

In 2019 the amounts reported on the line reclassifications relate to syndicated loans reclassed from trading assets to financial assets mandatory at FVPL.

Changes in Level 3 Financial liabilities
					Financial liabilities designated as at fair value through profit or loss
	Trading liabilities		Non-trading derivatives				Total
	2020	2019	2020	2019	2020	2019	2020	2019
Opening balance	195	122	110	80	184	708	490	910
Realised gain/loss recognised in the statement of profit or loss during the period[1]	-2	102	20	-16	-22	32	-4	118
Additions	55	72	19	46	662	35	736	154
Redemptions	-116	-30	-45	-0	-90	-10	-250	-40
Maturity/settlement	-11	-32	-52		-83	-479	-146	-511
Transfers into Level 3	170	13	8		267	49	445	62
Transfers out of Level 3	-111	-52	-23		-738	-150	-873	-202
Closing balance	180	195	39	110	180	184	398	490

1 Net gains/losses were recorded as ‘Valuation results and net trading income’ in the statement of profit or loss. The total amount includes EUR -4 million (2019: EUR 115 million) of unrealised gains and losses recognised in the statement of profit or loss.

In 2020, the transfers into level 3 mainly consisted of structured notes, measured designated as at fair value through profit or loss, which were transferred into Level 3 due to market illiquidity as a result of the Covid-19 pandemic. This caused the valuation being significantly impacted by unobservable inputs.

In 2019 and 2020, financial liabilities mainly (long term) repurchase transactions were transferred out of Level 3 mainly due to the valuation not being significantly impacted by unobservable inputs.

g) Recognition of unrealised gains and losses in Level 3

Amounts recognised in the statement of profit or loss relating to unrealised gains and losses during the year that relates to Level 3 assets and liabilities are included in the line item ‘Valuation results and net trading income’ in the statement of profit or loss.

In 2019 and 2020, unrealised gains and losses that relate to ‘Financial assets at fair value through other comprehensive income’ are included in the Revaluation reserve – Equity securities at fair value through other comprehensive income or Debt Instruments at fair value through other comprehensive income.

h) Level 3: Sensitivity analysis of unobservable inputs

Where the fair value of a financial instrument is determined using inputs which are unobservable and which have a more than insignificant impact on the fair value of the instrument, the actual value of those inputs at the balance date may be drawn from a range of reasonably possible alternatives. In line with market practice the upper and lower bounds of the range of alternative input values reflect a 90% level of valuation certainty. The actual levels chosen for the unobservable inputs in preparing the financial statements are consistent with the valuation methodology used for fair valued financial instruments.

In practice valuation uncertainty is measured and managed per exposure to individual valuation inputs (i.e. risk factors) at portfolio level across different product categories. Where the disclosure looks at individual Level 3 inputs the actual valuation adjustments may also reflect the benefits of portfolio offsets.

This disclosure does not attempt to indicate or predict future fair value movement. The numbers in isolation give limited information as in most cases these Level 3 assets and liabilities should be seen in combination with other instruments (for example as a hedge) that are classified as Level 2.

The valuation uncertainty in the table below is broken down by related risk class rather than by product. The possible impact of a change of unobservable inputs in the fair value o of financial instruments where unobservable inputs are significant to the valuation is as follows:

Sensitivity analysis of Level 3 instruments
	Positive fair valuemovements from using reasonable possible alternatives		Negative fair valuemovements from using reasonable possible alternatives
	2020	2019	2020	2019

Equity (equity derivatives, structured notes)	33	35	-14
Interest rates (Rates derivatives, FX derivatives)	20	40	-1
Credit (Debt securities, Loans, structured notes, credit derivatives)	43	10	-27
	96	85	-42

i) Financial instruments not measured at fair value

The following table presents the estimated The fair values of the financial instruments not measured at fair value in the statement of financial position. The aggregation of the fair values presented below does not represent, and should not be construed as representing, the underlying value of ING Group.

Methods applied in determining fair values of financial assets and liabilities (carried at amortised cost)
	Carrying Amount		Carrying amount approximates fair value		Level 1		Level 2		Level 3		Total fair value
	2020	2019	2020	2019	2020	2019	2020	2019	2020	2019	2020	2019
Financial Assets
Loans and advances to banks	25,364	35,136	2,165	2,367	0	728	7,763	11,469	15,611	20,570	25,539	35,133
Loans and advances to customers	593,970	608,029	17,486	20,343	0	165	14,595	12,622	576,659	588,063	608,740	621,194
Securities at amortised cost	50,587	46,108	0	–0	49,109	43,784	2,550	2,304	622	840	52,281	46,928
	669,921	689,273	19,651	22,710	49,109	44,677	24,908	26,395	592,892	609,473	686,560	703,255

Financial liabilities
Deposits from banks	78,098	34,826	3,918	4,596		0	68,473	23,900	6,014	6,589	78,405	35,086
Customer deposits[1]	609,517	574,355	580,262	530,626		0	14,007	19,802	15,704	24,626	609,972	575,055
Debt securities in issue	82,065	118,528	–0		51,906	57,563	24,005	42,638	6,449	18,642	82,360	118,844
Subordinated loans	15,805	16,588	–0	–0	15,013	14,552	1,161	2,701			16,174	17,253
	785,484	744,297	584,180	535,222	66,919	72,116	107,645	89,042	28,167	49,858	786,911	746,239

1 The prior period has been updated to improve consistency and comparability of customer deposits

The following methods and assumptions were used by ING Group to estimate the fair value of the financial instruments not measured at fair value .

Loans and advances to banks

The fair values of receivables from banks are generally based on quoted market prices or, if unquoted, on estimates based on discounting future cash flows using available market interest rates including appropriate spreads offered for receivables with similar characteristics, similar to Loans and advances to customers described below.

Loans and advances to customers

For loans and advances that are repriced frequently and have had no significant changes in credit risk, carrying amounts represent a reasonable estimate of the fair value. The fair value of other loans is estimated by discounting expected future cash flows using a discount rate that reflects credit risk, liquidity, and other current market conditions. The fair value of mortgage loans is estimated by taking into account prepayment behaviour. Loans with similar characteristics are aggregated for calculation purposes.

Deposits from banks

The fair values of payables to banks are generally based on quoted market prices or, if not available, on estimates based on discounting future cash flows using available market interest rates and credit spreads for payables to banks with similar characteristics.

Customer deposits

The carrying values of customer deposits with an immediate on demand features approximate their fair values. The fair values of deposits with fixed contractual terms have been estimated based on discounting future cash flows using the interest rates currently applicable to deposits of similar maturities.

Debt securities in issue

The fair value of debt securities in issue is generally based on quoted market prices, or if not available, on estimated prices by discounting expected future cash flows using a current market interest rate and credit spreads applicable to the yield, credit quality and maturity.

Subordinated loans

The fair value of publicly traded subordinated loans are based on quoted market prices when available. Where no quoted market prices are available, fair value of the subordinated loans is estimated using discounted cash flows based on interest rates and credit spreads that apply to similar instruments.